9. Direct taxes, charges and contributions recoverable (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Direct Taxes, Charges And Contributions Recoverable [Abstract]
Total amount recorded	R$ 148,000	R$ 2,875,000
Principal amount	75,000	1,720,000
Monetary adjustments	R$ 73,000	R$ 1,155,000